2015 RESTRICTED STOCK (Details 1) - 2015 Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Non Vested, Beginning Balance	$ 0.35	$ 0
Awarded	0	0.35
Vested	0.35	0.35
Forfeited	0	0
Non Vested, Ending Balance	$ 0	$ 0.35